Commitments and Contingencies	9 Months Ended
Sep. 30, 2016
Notes To Consolidated Financial Statements
Commitments and Contingencies Disclosure

7. Commitments and Contingencies

(a)       Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of September 30, 2016 the Company had commitments under two shipbuilding contracts and two MoAs for the acquisition of four newbuild vessels. The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending September 30	Sellers	Manager	Total
2017	$70,296	$1,767	$72,063
2018	27,187	887	28,074
Total	$97,483	$2,654	$100,137

(b)       Other contingent liabilities

The Company has not been involved in any legal proceedings, that it believes may have, or have had, a significant effect on its business, financial position, results of operations or liquidity, nor is the Company aware of any proceedings that are pending or threatened that may have a significant effect on its business, financial position, results of operations or liquidity. From time to time various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, shipyards, insurance providers and other claims relating to the operation of the Company's vessels. Management is not aware of any material claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Management is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A maximum of $1,000,000 of the liabilities associated with the individual vessel actions, mainly for sea pollution, is covered by P&I Club insurance.